JOINT VENTURE (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Super Photonics Xiamen Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of weighted average net operating loss	79.90%
Net operating loss	$ (2,329,103)
Net operating loss recognized	(527,857)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Net operating loss	2,914,956	$ 1,329,525
Joint ventures [member] | Super Photonics Xiamen Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Amount of investment in joint venture	22,500,000
Unrecognized gain loss on joint venture	4,868,225
Gain on joint venture	$ 17,631,775
Proportion of ownership interest in joint operation	78.40%
Joint ventures [member] | Sanan I C [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint operation	21.60%
Super Photonics Xiamen Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of weighted average net operating loss		87.90%
Net operating loss		$ (1,555,650)